Share-based compensation - Summary of Share-Based Compensation (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 6	$ 8
Options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation		1
PSU Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	(1)	1
RPSU Plan - equity method [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 7	7
RPSU Plan - liability method [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation		$ (1)